Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) credit_facility	Dec. 31, 2019 USD ($)	Nov. 25, 2019 USD ($)	Sep. 30, 2019 USD ($)	May 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 03, 2018 USD ($)
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt		$ 712,000,000				$ 251,000,000
Number of committed credit facilities | credit_facility	2
Senior Notes | 2.20% Senior Notes due November 2022
Debt Instrument [Line Items]
Debt face value			$ 500,000,000
Interest rate on debt	2.20%	2.20%
Senior Notes | 5.00% Senior Notes due September 2020
Debt Instrument [Line Items]
Debt face value				$ 600,000,000
Interest rate on debt	5.00%	5.00%		5.00%
Senior Notes | 3.75% Senior Notes due May 2029
Debt Instrument [Line Items]
Debt face value					$ 750,000,000
Interest rate on debt	3.75%	3.75%			3.75%
Senior Notes | 4.50% Senior Notes due December 2028
Debt Instrument [Line Items]
Debt face value							$ 350,000,000
Interest rate on debt	4.50%	4.50%					4.50%
Credit Facility Expiring February 2022
Debt Instrument [Line Items]
New credit and loan facility		$ 900,000,000
Line of credit oustanding		0
Credit Facility Expiring October 2023
Debt Instrument [Line Items]
Line of credit oustanding		0
Credit Facility Expiring October 2023 | Line of Credit
Debt Instrument [Line Items]
New credit and loan facility		400,000,000
Commercial paper
Debt Instrument [Line Items]
Current borrowing capacity		1,300,000,000
United States | Commercial paper
Debt Instrument [Line Items]
New credit and loan facility		$ 600,000,000
Europe | Commercial paper
Debt Instrument [Line Items]
New credit and loan facility | €	€ 525,000,000